General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General And Administrative Expense [Line Items]
Staff salaries	$ 4,910,488	$ 3,508,694	$ 2,020,970
Share based compensation (non-cash)	1,436,505	1,383,121	571,321
Office administration	2,078,627	764,460	590,518
Bank charges and foreign exchange	151,840	104,250	61,295
Auditors’ remuneration	481,492	491,542	870,394
Other professional fees	1,377,716	1,062,303	589,720
Other administration costs	311,954	864,296	965,717
General and Administrative Expense	$ 10,748,622	$ 8,178,666	$ 5,669,935